Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Property and Equipment, Net [Line Items]
Total	$ 567,775	$ 441,540	$ 429,951	$ 388,227
Accumulated depreciation	(502,867)	(391,063)	(366,248)	(309,959)
Loss of disposal of property and equipment				453
Property and equipment, net	64,908	50,477	63,703	78,721
Office Furniture and Fittings [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	49,372	38,093	38,753	166,901
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	450,712	350,806	380,096	211,066
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	$ 67,691	$ 52,641	$ 11,102	$ 10,260